Subsequent Events - Additional Information - (Details) - USD ($)								1 Months Ended		2 Months Ended	3 Months Ended				12 Months Ended
	Jun. 11, 2023	Apr. 16, 2023	Apr. 11, 2023	Apr. 06, 2023	Mar. 08, 2023	Jan. 16, 2023	Aug. 03, 2022	Apr. 27, 2023	May 31, 2022	Feb. 28, 2022	Jun. 05, 2023	Mar. 31, 2023	Mar. 20, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 01, 2022	Sep. 30, 2021
Subsequent Event [Line Items]
Common stock, shares issued												10,996,404			10,955,904	7,584,980
Sale of common stock, price per share							$ 5			$ 9							$ 5	$ 8
Aggregate net proceeds of offering after deducting underwriting discounts and expenses							$ 9,093,830		$ 99,999	$ 2,373,561				$ 2,373,561	$ 2,473,560	$ 5,742,171
Warrants exercise price, per share																	$ 6.25	$ 6
Weighted Average Exercise Price, Exercised													$ 4.1		$ 1.81
Options Outstanding, Granted												672,287			811,831
Common Stock | Forecast
Subsequent Event [Line Items]
Shares issued for services		18,000
Common Stock | Money Channel NYC Inc | Forecast
Subsequent Event [Line Items]
Shares issued for services											22,500
Restricted Shares | Box Capital Inc. | Forecast
Subsequent Event [Line Items]
Additional common stock shares to be issued for services, value	$ 50,000
Subsequent Event
Subsequent Event [Line Items]
Options Outstanding, Granted													638,710
Subsequent Event | ThinkEquity LLC
Subsequent Event [Line Items]
Common stock, shares issued								2,555,500
Sale of common stock, price per share								$ 2.25
Aggregate net proceeds of offering after deducting underwriting discounts and expenses								$ 5,100,000
Warrants exercise price, per share								$ 2.8125
Beginning date of warrants exercisable								Oct. 24, 2023
Warrants expire date								Apr. 24, 2028
Subsequent Event | Money Channel NYC Inc
Subsequent Event [Line Items]
Term of agreement					180 days
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Shares issued for services						18,000
Subsequent Event | Common Stock | Money Channel NYC Inc
Subsequent Event [Line Items]
Shares issued for services					22,500
Subsequent Event | Restricted Shares | Acorn Management Partners, LLC
Subsequent Event [Line Items]
Additional common stock shares to be issued for services, value				$ 45,000
Subsequent Event | Restricted Shares | Common Stock | Acorn Management Partners, LLC
Subsequent Event [Line Items]
Shares issued for services				43,000
Subsequent Event | Restricted Shares | Common Stock | Box Capital Inc.
Subsequent Event [Line Items]
Shares issued for services			13,021
Shares issued for services, value			$ 50,000
Subsequent Event | Restricted Shares | Common Stock | FON Consulting
Subsequent Event [Line Items]
Shares issued for services		18,000
Subsequent Event | Maximum | ThinkEquity LLC
Subsequent Event [Line Items]
Warrants issued to purchase shares of common stock								127,775